Shareholder Report, Holdings (Details)	May 31, 2025
Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.95%
Bankof New York Mellon [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
Mckesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.78%
Shell P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.38%
Cencora [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Novartis [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.96%
Bankof America [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Prestige Consumer Healthcare [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
Booking Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
Tapestry [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Institutional Share Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.34%
Institutional Share Class | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	6.85%
Institutional Share Class | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	14.95%
Institutional Share Class | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	3.67%
Institutional Share Class | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	6.68%
Institutional Share Class | Finaancial Services [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
Institutional Share Class | Heath Care [Member]
Holdings [Line Items]
Percent of Total Investments	30.88%
Institutional Share Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	15.08%
Institutional Share Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	7.45%
Institutional Share Class [Default Label] | Alphabet [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.57%
Institutional Share Class [Default Label] | Meta Platforms [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Institutional Share Class [Default Label] | Check Point Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Share Class [Default Label] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Share Class [Default Label] | K L A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.71%
Institutional Share Class [Default Label] | Ituran Locationand Control [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
Institutional Share Class [Default Label] | Cisco [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%
Institutional Share Class [Default Label] | Pay Pal [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.82%
Institutional Share Class [Default Label] | Drop Box [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
Institutional Share Class [Default Label] | Progress Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
Institutional Share Class [Default Label] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	13.95%
Institutional Share Class [Default Label] | Aerospace And Defense [Member]
Holdings [Line Items]
Percent of Total Investments	1.24%
Institutional Share Class [Default Label] | Communications Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	6.37%
Institutional Share Class [Default Label] | Coputer Hardware [Member]
Holdings [Line Items]
Percent of Total Investments	2.91%
Institutional Share Class [Default Label] | Consulting Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.08%
Institutional Share Class [Default Label] | Consumer Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.79%
Institutional Share Class [Default Label] | Credit Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.81%
Institutional Share Class [Default Label] | Drug Manufacturers [Member]
Holdings [Line Items]
Percent of Total Investments	1.18%
Institutional Share Class [Default Label] | Electronicsand Computer Distributions [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Institutional Share Class [Default Label] | Information Technology Services [Member]
Holdings [Line Items]
Percent of Total Investments	9.16%
Institutional Share Class [Default Label] | Internet Contentand Information [Member]
Holdings [Line Items]
Percent of Total Investments	14.41%
Institutional Share Class [Default Label] | Internet Retail [Member]
Holdings [Line Items]
Percent of Total Investments	5.07%
Institutional Share Class [Default Label] | Semiconductor Equipmentand Materials [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Institutional Share Class [Default Label] | Semi Conductors [Member]
Holdings [Line Items]
Percent of Total Investments	2.07%
Institutional Share Class [Default Label] | Software Applications [Member]
Holdings [Line Items]
Percent of Total Investments	7.46%
Institutional Share Class [Default Label] | Software Infrastricture [Member]
Holdings [Line Items]
Percent of Total Investments	20.25%
Institutional Share Class [Default Label] | Tele Com Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.55%